Derivatives and Hedging Activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Fair value derivative asset	$ 535
Notional amount of derivative asset	84,900
Fair value		$ (568)
Notional amount	109,872	100,873
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	701	90
Notional amount of derivative asset	55,410	22,036
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(149)	(921)
Notional amount of derivative liability	29,445	65,668
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	172	263
Notional amount of derivative asset	11,714	13,169
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(189)
Notional amount of derivative liability	$ 13,303